UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Yield Municipal Trust

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 152.7%
Airport Revenue - 3.0%
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025	$3,000,000	$3,095,340
Houston, TX, Airport System Rev., “B”, 5%, 2026	175,000	198,098
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	255,000	285,692
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	290,000	324,455

		$3,903,585
General Obligations - General Purpose - 3.1%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$780,000	$920,252
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	925,000	1,053,251
Luzerne County, PA, AGM, 6.75%, 2023	455,000	538,429
State of California, 5.25%, 2028	335,000	385,267
State of California, 5.25%, 2030	790,000	901,493
State of Hawaii, “DZ”, 5%, 2031	200,000	235,590

		$4,034,282
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$90,000	$96,042

General Obligations - Schools - 2.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$2,195,000	$1,046,730
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	275,000	115,954
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	280,000	110,692
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	560,000	209,782
Chicago, IL, Board of Education, “A”, 5%, 2041	100,000	107,660
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2016	1,000,000	967,860
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	182,203
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	464,804

		$3,205,685
Healthcare Revenue - Hospitals - 35.7%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$487,265
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	435,000	367,510
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	516,569
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	322,323
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	182,685
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	590,000	620,208
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	130,000	138,939
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	201,200
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	500,000	517,285
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	660,000	787,571
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	655,450
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	290,000	269,607
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	60,752
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,093,413
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	575,160
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	410,000	437,609
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	247,767
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,732,548
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	390,000	358,827
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	599,678
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	485,000	541,891
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	660,000	695,013
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,775,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	$945,000	$982,526
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	442,616
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	300,000	332,838
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	185,000	204,044
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,120,000	1,167,936
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	410,000	425,424
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	343,353
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	113,148
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	570,000	640,344
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	455,658
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	40,000	42,818
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	100,000	105,634
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	195,000	205,382
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	210,000	210,447
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	880,000	892,311
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,315,000	1,395,281
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,303,772
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	59,425
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	57,487
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	300,000	309,063
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	735,000	881,765
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	445,000	523,676
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	254,783
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	500,040
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	260,000	216,401
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,000,000	1,076,600
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	125,983
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	825,000	825,578
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	642,728
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	25,339
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	537,182
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	895,000	977,295
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	561,225
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	245,000	243,841
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	220,923
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	132,356
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	151,730
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	89,747
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	225,280
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	415,000	383,124
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,293,874
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	890,000	959,242
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	355,000	355,564
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	660,000	774,114
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	610,630
Salida, CO, Hospital District Rev., 5.25%, 2036	694,000	673,471
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	93,097
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	257,680
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	85,000	92,165
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	133,823
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	495,205
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	1,107,568
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	375,000	31,875
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	230,541
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	191,321

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	$470,000	$482,605
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	488,391
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	108,571
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	120,000	124,999
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	361,533
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	200,000	221,406
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	60,000	65,132
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	761,550
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	725,000	791,947
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	490,000	547,742
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	938,637
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	394,360

		$46,056,954
Healthcare Revenue - Long Term Care - 19.9%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	$723,000	$615,034
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	200,000	179,526
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	501,525
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	86,862
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	105,893
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	223,250
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,001,780
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	1,000,270
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	475,000	471,851
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	1,034,429
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	335,000	334,950
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	754,714
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	497,430
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	163,680
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	567,130
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	161,156
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	850,000	885,284
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	891,580
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	526,995
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	965,000	953,719
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	415,000	415,033
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,339,743
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 2029	351,000	355,395
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	537,962
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	699,114
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,020,000	979,679
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	130,267	105,309
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	31,732	24,219
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	8,656	5,750
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	43,059	472
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	155,000	155,122
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	127,593
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	80,000	79,986
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	115,000	115,449
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	141,629
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	551,514
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	401,408
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	284,070
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	484,045
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	469,705

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	$195,000	$191,572
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,546,609
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	225,000	224,219
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	199,626	149,051
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	185,367	129,088
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	85,554	2,630
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	79,443	2,443
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	159,586
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	500,000	428,395
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	610,000	649,260
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	550,000	585,101
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	415,000	439,091
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	770,000	819,334
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	144,123
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	195,000	212,922
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	566,766
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,246,350

		$25,726,795
Healthcare Revenue - Other - 0.4%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$450,000	$486,986

Industrial Revenue - Airlines - 3.3%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$200,000	$237,604
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	162,632
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	355,000	345,390
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	155,000	157,224
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	200,000	202,872
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	935,000	938,918
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,360,225
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (a)(d)	385,000	363,825
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028 (a)(d)	500,000	472,515

		$4,241,205
Industrial Revenue - Chemicals - 0.8%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$410,436
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	660,000	659,960

		$1,070,396
Industrial Revenue - Environmental Services - 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$151,276
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	682,058
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	360,000	359,975

		$1,193,309
Industrial Revenue - Other - 2.3%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$280,000	$246,364
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	50,491	505
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	375,218
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	435,000	398,908
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	936,300
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project.), “A”, 6.375%, 2041	1,050,000	1,054,977

		$3,012,272
Industrial Revenue - Paper - 2.8%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$949,730
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	1,004,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	$980,000	$980,196
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	283,640
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	400,000	400,236

		$3,617,832
Miscellaneous Revenue - Entertainment & Tourism - 1.1%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$335,000	$337,301
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	135,000	144,310
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	85,000	91,544
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	553,280
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	272,157

		$1,398,592
Miscellaneous Revenue - Other - 3.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$305,491
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	324,779
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	65,000	73,219
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	305,000	342,356
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	932,998
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	42,955
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	545,000	590,600
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	535,000	570,080
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	600,000	579,528
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	281,763

		$4,043,769
Multi-Family Housing Revenue - 4.7%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$490,000	$490,250
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	625,000	275,638
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	1,029,750
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	664,864
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	914,964	814,611
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	270,000	272,290
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	275,000	277,277
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (d)(q)	605,000	380,618
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	680,090
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	440,382
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	780,000	713,786

		$6,039,556
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$300,000	$330,642

Port Revenue - 1.4%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$285,000	$300,840
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	1,450,000	1,522,660

		$1,823,500
Sales & Excise Tax Revenue - 5.2%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$326,870
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	165,000	189,529
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	330,000	376,418
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	68,122
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	505,000	558,045
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	630,000	686,952
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	300,000	325,824

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	$1,095,000	$1,399,793
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	907,183
Massachusetts School Building Authority, Sales Tax Rev., “B”, 5%, 2032	390,000	452,930
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 2014 (c)	1,010,000	995,406
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	35,000	37,656
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	460,000	451,844

		$6,776,572
Single Family Housing - Local - 1.1%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$406,949	$411,096
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	1,014,710

		$1,425,806
Single Family Housing - State - 1.4%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	$290,000	$294,489
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,045,000	1,075,274
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	270,000	271,944
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	5,001
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	100,000	102,232

		$1,748,940
Solid Waste Revenue - 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$82,530

State & Agency - Other - 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$500,000	$502,745

State & Local Agencies - 4.5%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$536,435
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	110,000	110,678
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	295,000	316,258
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	731,549
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	800,000	811,496
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	416,136
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	145,434
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	112,979
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026	820,000	1,170,288
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	225,000	261,317
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	325,000	348,140
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033 (f)	660,000	786,370

		$5,747,080
Student Loan Revenue - 1.0%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$200,000	$216,326
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	200,000	216,264
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	20,000	21,552
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	370,000	397,413
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	410,000	445,379
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	25,000	28,913

		$1,325,847
Tax - Other - 1.8%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$766,815
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	360,000	369,817
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	370,000	417,386
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	479,582

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$205,000	$231,785

		$2,265,385
Tax Assessment - 5.8%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$140,000	$144,143
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	500,000	518,235
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	230,000	202,711
Celebration Community Development District, FL, “A”, 6.4%, 2034	675,000	685,213
Channing Park Community Development District, FL, 5.3%, 2038	265,000	231,830
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	314,687
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	204,600
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	315,000	285,570
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	365,000	230,954
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013	140,000	84,382
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	505,700
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	229,635
Main Street Community Development District, FL, “A”, 6.8%, 2038	280,000	254,064
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (a)(d)	300,000	111,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	128,558
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	290,000	290,029
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,435,000	1,346,719
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., “A”, 5.5%, 2038 (a)(d)	190,000	72,200
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	585,000	251,995
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	165,951
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	470,000	211,932
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	960,000	364,800
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 2024	1,325,000	660,725

		$7,495,633
Tobacco - 8.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$3,270,000	$2,570,285
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	250,000	185,475
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	970,000	1,027,608
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	525,000	401,756
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	440,000	335,434
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,365,000	1,540,280
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,355,000	2,544,365
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,260,000	1,265,302
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	790,000	863,170
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	500,000	519,985

		$11,253,660
Toll Roads - 5.0%
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	$1,500,000	$1,155,645
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	445,000	484,022
North Texas Tollway Authority Rev., 6%, 2038	765,000	877,134
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,200,000	1,360,848
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	3,000,000	2,617,830

		$6,495,479
Transportation - Special Tax - 0.6%
Arizona Transportation Board Highway Rev., “A”, 5%, 2036	$655,000	$733,652

Universities - Colleges - 9.8%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$540,000	$583,060
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	145,000	157,084
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,436,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	$100,000	$108,550
California State University Rev., “A”, 5%, 2037	990,000	1,077,704
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,197,970
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	149,108
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	71,786
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	540,000	555,244
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	110,000	88,801
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	727,057
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	168,178
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	165,000	179,929
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	580,000	629,631
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	295,813
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	817,800
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	455,000	488,647
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	335,000	358,986
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	195,000	225,303
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	85,000	97,684
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	80,000	91,516
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	150,000	167,193
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	2,053,881
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	300,000	350,634
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	220,000	249,352
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	89,974
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	302,226

		$12,719,151
Universities - Dormitories - 2.1%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$175,000	$181,130
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	200,000	215,380
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	735,000	710,627
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	240,000	264,797
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	615,000	675,528
Mississippi State University, Educational Building Corp., 5%, 2036	440,000	481,048
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	80,000	85,147
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	110,000	116,560

		$2,730,217
Universities - Secondary Schools - 0.6%
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	$95,000	$97,102
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	75,000	77,480
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	215,000	233,522
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	135,000	143,767
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	195,000	214,438
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	50,000	52,972

		$819,281
Utilities - Cogeneration - 0.3%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$320,000	$320,048

Utilities - Investor Owned - 4.6%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$555,000	$78,039
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	978,081
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	245,000	281,740
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	500,000	524,875
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	99,889
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	313,429

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	$1,500,000	$1,502,670
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	259,175
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	222,847
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	681,396
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,060,990

		$6,003,131
Utilities - Municipal Owned - 0.7%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$154,902
Long Island, NY, Power Authority, “A”, 5%, 2038	735,000	790,845

		$945,747
Utilities - Other - 3.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$201,260
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	411,571
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	335,000	368,808
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	260,818
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	31,268
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	704,944
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,877,392
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	294,570
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	178,251
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	249,492

		$4,578,374
Water & Sewer Utility Revenue - 10.1%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$455,648
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	648,675
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,010,000	1,178,529
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	170,000	170,054
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	195,000	207,474
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	655,000	708,867
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	95,000	95,143
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	145,410
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	125,000	146,770
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	115,000	134,406
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	75,000	87,186
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	17,357
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	420,000	467,762
Houston, TX, Utility System Rev., “D”, 5%, 2036	435,000	488,231
King County, WA, Sewer Rev., 5%, 2040	1,395,000	1,542,758
Massachusetts Water Resources Authority, “B”, 5%, 2041	275,000	309,449
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	215,000	259,847
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	685,000	758,322
New York Environmental Facilities, “C”, 5%, 2041	945,000	1,053,212
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,980,000	2,250,428
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	790,000	837,953
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	365,000	421,075
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	689,423

		$13,073,979
Total Municipal Bonds		$197,324,659

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,275,560	$3,275,560
Total Investments		$200,600,219

Other Assets, Less Liabilities - 2.8%		3,593,935

Preferred Shares (Issued by the Fund) - (58.1)%		(75,000,000)
Net assets applicable to common shares - 100.0%		$129,194,154

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,192,488 representing 1.7% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	$1,000,000	$680,090
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	440,382
Total Restricted Securities			$1,120,472
% of Net assets applicable to common shares			0.9%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/29/12

Futures Contracts Outstanding at 2/29/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liabilities Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$24,619,188	June - 12	$(7,990)
U.S. Treasury Bond 30 yr (Short)	USD	22	3,116,438	June - 12	(2,140)

					$(10,130)

At February 29, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$197,324,659	$—	$197,324,659
Mutual Funds	3,275,560	—	—	3,275,560
Total Investments	$3,275,560	$197,324,659	$—	$200,600,219

Other Financial Instruments
Futures	$(10,130)	$—	$—	$(10,130)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$189,729,570
Gross unrealized appreciation	$15,912,159
Gross unrealized depreciation	(5,041,510)
Net unrealized appreciation (depreciation)	$10,870,649

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,406,065	10,618,142	(8,748,647)	3,275,560

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$590	$3,275,560

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.